Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 9,339	$ 11,626		$ 23,179
Other receivables	5,526	4,460		4,925
Notes receivable, current portion	155	301		261
Parts and supplies inventory	6,050	5,142		5,872
Investments in securities	69,431	71,230		69,448
Prepaid engine overhauls, current portion	14,498	14,522		5,127
Aircraft held for sale, current portion	15,227	0
Prepaid expenses and other current assets	5,394	6,752		5,865
Total current assets	128,427	116,793		131,761
Notes receivable, non-current portion, net	6,148	21,177		4,856
Property and equipment, net	251,476	253,976		252,693
Aircraft held for sale, non-current portion	6,744	0
Operating lease right-of-use assets	68,205	84,649		51,051
Intangible assets, net	1,907	2,234		2,432
Prepaid engine overhauls, non-current portion	31,072	41,531		48,310
Other non-current assets	743	670		484
Total assets	494,722	521,030		494,216
Current liabilities
Accounts payable	30,682	30,172
Excise tax payable	1,032	1,032		0
Long-term notes payable, current portion	22,753	26,471		23,581
Deferred revenue, current portion	79,386	83,914		58,023
Operating lease liabilities, current portion	15,221	17,907		9,782
Other current liabilities	24,445	28,705		21,777
Total current liabilities	201,973	221,536		138,695
Long-term notes payable, non-current portion		166,818		222,320
Operating lease liabilities, non-current portion	54,017	68,100		40,731
Deferred revenue, non-current portion	11,757	10,026		2,579
Derivative liability	5,226	2,508		971
Other non-current liabilities	23,102	16,712		41,503
Total liabilities	501,502	485,700		446,799
Commitments and contingencies (Note 23)
Temporary equity
Redeemable noncontrolling interest	108,982	(35,525)		0
Series A preferred stock, par value $0.0001; 25,000,000 authorized and 25,000 shares authorized issued and outstanding, respectively	21,618	0
Stockholders' equity
Accumulated other comprehensive loss	(262)	(69)		(476)
Additional paid-in capital	0	126,978
Accumulated deficit	(149,451)	(80,456)
Total flyExclusive stockholders’ (deficit) / equity	(149,705)	46,461
Noncontrolling interests	12,325	24,394
Total stockholders’ (deficit) / equity	(137,380)	70,855
Total liabilities, temporary equity and stockholders' / members' equity	494,722	521,030		494,216
Common Class A
Stockholders' equity
Common stock	2	2	[1]
Common Class B
Stockholders' equity
Common stock	6	6
Nonrelated Party
Current assets
Accounts receivable, net	1,037	849		14,088
Current liabilities
Accounts payable		30,172		21,756
Short-term notes payable	6,159	14,396		3,704
Long-term notes payable, non-current portion	183,560	166,818
Related Party
Current assets
Accounts receivable, net	1,770	1,911		2,996
Current liabilities
Accounts payable		0		72
Short-term notes payable	22,295	18,939		$ 0
Long-term notes payable, non-current portion	$ 21,867	$ 0

[1]	Equity interests issued and outstanding for periods prior to the date of the Merger have not been retroactively restated to give effect to the reverse recapitalization. Prior to the closing of the Merger (as defined in Note 3, "Merger"), the legal structure of LGM was a limited liability company with ownership interests consisting of members' units. Application of an exchange ratio of members' units for shares of common stock for periods prior to the Merger would not be representative of the capital structure of the Company after the Merger. See Note 3, "Merger," for further discussion.